Exhibit 99.1

World Omni Auto Receivables Trust 2025-C
Monthly Servicer Certificate
March 31, 2026

Dates Covered
Collections Period	03/01/26 - 03/31/26
Interest Accrual Period	03/16/26 - 04/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/26	929,547,391.27	37,012
Yield Supplement Overcollateralization Amount 02/28/26	58,667,434.00	0
Receivables Balance 02/28/26	988,214,825.27	37,012
Principal Payments	43,417,632.08	1,023
Defaulted Receivables	2,394,861.50	68
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/26	55,294,224.97	0
Pool Balance at 03/31/26	887,108,106.72	35,921

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.33%
Prepayment ABS Speed	2.15%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,814,370.12	413
Past Due 61-90 days	2,786,870.86	104
Past Due 91-120 days	920,214.89	31
Past Due 121+ days	0.00	0
Total	14,521,455.87	548

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	1,456,462.47
Aggregate Net Losses/(Gains) - March 2026	938,399.03
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.14%
Prior Net Losses/(Gains) Ratio	0.66%
Second Prior Net Losses/(Gains) Ratio	1.16%
Third Prior Net Losses/(Gains) Ratio	0.91%
Four Month Average	0.97%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	7,983,972.96
Actual Overcollateralization	7,983,972.96
Weighted Average Contract Rate	6.34%
Weighted Average Contract Rate, Yield Adjusted	9.33%
Weighted Average Remaining Term	55.12

Flow of Funds	$ Amount
Collections	49,966,054.93
Investment Earnings on Cash Accounts	13,185.00
Servicing Fee	(823,512.35)
Transfer to Collection Account	-
Available Funds	49,155,727.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,964,082.02
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	15,773,358.03
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,983,972.96
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,929,381.07

Total Distributions of Available Funds	49,155,727.58

Servicing Fee	823,512.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 03/16/26	921,181,464.75
Principal Paid	42,057,330.99
Note Balance @ 04/15/26	879,124,133.76

Class A-1
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2a
Note Balance @ 03/16/26	204,327,323.65
Principal Paid	23,443,440.48
Note Balance @ 04/15/26	180,883,883.17
Note Factor @ 04/15/26	77.6325679%

Class A-2b
Note Balance @ 03/16/26	162,234,141.10
Principal Paid	18,613,890.51
Note Balance @ 04/15/26	143,620,250.59
Note Factor @ 04/15/26	77.6325679%

Class A-3
Note Balance @ 03/16/26	418,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	418,000,000.00
Note Factor @ 04/15/26	100.0000000%

Class A-4
Note Balance @ 03/16/26	81,810,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	81,810,000.00
Note Factor @ 04/15/26	100.0000000%

Class B
Note Balance @ 03/16/26	36,510,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	36,510,000.00
Note Factor @ 04/15/26	100.0000000%

Class C
Note Balance @ 03/16/26	18,300,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	18,300,000.00
Note Factor @ 04/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,169,015.52
Total Principal Paid	42,057,330.99
Total Paid	45,226,346.51

Class A-1
Coupon	4.35900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.19000%
Interest Paid	713,442.91
Principal Paid	23,443,440.48
Total Paid to A-2a Holders	24,156,883.39

Class A-2b
SOFR Rate	3.67223%
Coupon	4.02223%
Interest Paid	543,785.86
Principal Paid	18,613,890.51
Total Paid to A-2b Holders	19,157,676.37

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6007087
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.5150929
Total Distribution Amount	37.1158016

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.0619867
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	100.6156244
Total A-2a Distribution Amount	103.6776111

A-2b Interest Distribution Amount	2.9393830
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	100.6156244
Total A-2b Distribution Amount	103.5550074

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	375.04
Noteholders' Third Priority Principal Distributable Amount	435.12
Noteholders' Principal Distributable Amount	189.84

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/26	3,046,305.69
Investment Earnings	9,053.73
Investment Earnings Paid	(9,053.73)
Deposit/(Withdrawal)	-
Balance as of 04/15/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69